Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Schedule of changes in the allowance for credit losses
	Year ended December 31
	2022	2021	2020
	U.S. $ in thousands
Balance at beginning of year	$517	$870	$939
Increase during the year	420	50	454
Bad debt written off	(77)	(403)	(523)
Balance at end of year	$860	$517	$870

Schedule of estimated useful lives
Useful Life
in Years
Buildings	25 - 40
Machinery and equipment	5 - 10
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

Schedule of useful lives of intangible assets
Useful Life
in Years
Developed technology	7-10
Patents	10
Trade names	5-10
Customer relationships	6-10